SETTLEMENT OF MIDSUMMER INVESTMENTS, Ltd. Et al v. Elite Pharmaceuticals Inc. (Details Textual) (USD $)				1 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended
	Dec. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2010 Series D Preferred Stock [Member]	Oct. 31, 2009 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member]	Mar. 31, 2011 Series D Preferred Stock [Member]	Mar. 31, 2009 Series D Preferred Stock [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Minimum [Member]	Mar. 31, 2012 Series D Preferred Stock [Member] Maximum [Member]	Nov. 30, 2009 Series E Preferred Stock [Member]	Mar. 31, 2012 Series E Preferred Stock [Member]	Mar. 31, 2011 Series E Preferred Stock [Member]	Mar. 31, 2012 Common Stock [Member]
Preferred Stock, Par or Stated Value Per Share		$ 0.09	$ 0.078			$ 0.09	$ 0.078	$ 0.01				$ 0.09	$ 0.078
Loss Contingency, Damages Sought, Value					$ 7,455,363
Loss Contingency Damages Sought Shares					1,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001		$ 0.001
Convertible Preferred Shares Conversion Price					$ 0.05	$ 0.2
Aggregate Holding Percentage				50.10%
Percentage Dividends Preferred Stock									8.00%	15.00%
Preferred Stock Stated Value						$ 1,000
Convertible Preferred Shares Conversion Price Reduced						$ 0.07
Equity Method Investment, Ownership Percentage						40.00%
Convertible Preferred Stock Exercise Price						$ 0.25
Warrants Exercise Price Reduction Terms						" the exercise price of the Series D Warrants may be reduced as follows: by 20%, if on September 15, 2011, the holder of such Warrant still beneficially owns more than 50% of the Series D Preferred Stock beneficially owned by such holder as of June 25, 2010 ("Base Ownership"); and by 20%, if (a) on September 15, 2011, such holder then beneficially owns more than 25% of the Base Ownership and 50% or less of the Base Ownership and (b) on September 15, 2012, such holder then beneficially owns more than 25% of the Base Ownership."
Benificial Ownership Percentage						9.90%
Additional Preferred Shares To Be Purchased											750
Preferred Shares Purchase Price											750,000
Preferred Shares Installment Purchases											62.5
Preferred Shares Installment Purchase Price											62,500
Common stock, shares authorized	690,000,000	690,000,000	690,000,000											760,000,000
Preferred Stock Monthly Conversion Description						Monthly Conversion Amount" means an aggregate Stated Value of Series D Preferred Stock among all Holders that is equal to 25% of aggregate dollar trading volume of the Common Stock during the 20 trading days immediately prior to the applicable Monthly Conversion Date (such 20 trading day period, the "Measurement Period"), increasing to 35% of the aggregate dollar trading volume during the Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.12 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010) and further increasing to 50% of the aggregate dollar trading volume during such Measurement Period if the average VWAP during such Measurement Period equals or exceeds $0.16 (subject to adjustment for forward and reverse stock splits and the like that occur after June 25, 2010).
Convertible Preferred Stock Exercise Price Reduced						$ 0.125